Acquisitions and Disposals - Sale of operating affiliate (Details) - ARX Holding Corporation - USD ($) $ in Millions	Apr. 02, 2015	Apr. 01, 2015
Business Acquisition [Line Items]
Ownership percentage remaining		40.60%
Investments in affiliates		$ 220.2
Disposal Group, Including Discontinued Operation, Consideration		$ 560.6
Gain on disposal	$ 340.4